UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS (PARENTHETICAL) - USD ($) $ in Thousands		Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022		Jan. 26, 2022		Dec. 31, 2021	[2]
Statement of Cash Flows [Abstract]
Cash and cash equivalents	[1]	$ 309,419		$ 129,135		$ 77,272		$ 28,919
Restricted cash and short-term deposits (current portion)	[1]	3,554		3,435		14,630		21,973
Restricted cash (non-current portion)	[1]	474		507		0		0
Total cash, cash equivalents, restricted cash and restricted cash equivalents		$ 313,447	[1]	$ 133,077	[1]	$ 91,902	[1]	$ 50,892	[2]	$ 77,902

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.